Results for the year - Income taxes and deferred income taxes - Income Taxes Expensed (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Current tax on profit for the year	kr 10,469	kr 10,562	kr 8,981
Deferred tax on profit for the year	(1,007)	182	3,014
Tax on profit for the year	9,462	10,744	11,995
Current tax adjustments recognised for prior years	(522)	(425)	(3,191)
Deferred tax adjustments recognised for prior years	47	231	1,069
Income taxes in the income statement	8,987	10,550	9,873
Current tax on other comprehensive income for the year	0	(2)	(28)
Deferred tax on other comprehensive income for the year	(755)	1,043	(296)
Tax on other comprehensive income for the year, (income)/expense	kr (755)	kr 1,041	kr (324)